Segment Reporting - Schedule of Revenue, Cost of Revenues and Gross Profit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total segment revenue	$ 20,339,679	$ 25,334,149	$ 38,530,773
Total cost of revenues	(18,700,263)	(20,649,031)	(30,226,192)
Segment gross profit (loss)	1,639,416	4,685,118	8,304,581
Packaging products [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total segment revenue	12,462,864	15,746,534	22,348,633
Total cost of revenues	(11,457,458)	(12,628,280)	(14,891,245)
Segment gross profit (loss)	1,005,406	3,118,254	7,457,388
Corrugated products [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total segment revenue	3,748,491	5,173,576	11,833,698
Total cost of revenues	(3,671,205)	(4,465,534)	(11,978,020)
Segment gross profit (loss)	556,724	858,822	991,515
Packaging products supply chain management solutions [Member]
Schedule of Revenue by Major Merchandise or Services Categories [Line Items]
Total segment revenue	4,128,324	4,414,039	4,348,442
Total cost of revenues	(3,571,600)	(3,555,217)	(3,356,927)
Segment gross profit (loss)	$ 77,286	$ 708,042	$ (144,322)